CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Conversion of convertible preferred stock and previously authorized Common Stock to Common Stock, Class B	Preferred shares, Series C	Preferred shares, Series C-1	Convertible Preferred Stock	Convertible Preferred Stock Conversion of convertible preferred stock and previously authorized Common Stock to Common Stock, Class B	Convertible Preferred Stock Preferred shares, Series C	Convertible Preferred Stock Preferred shares, Series C-1	Common Stock	Common Stock Conversion of convertible preferred stock and previously authorized Common Stock to Common Stock, Class B	Common Stock Common Stock, Class A	Common Stock Common Stock, Class A Conversion of Class B common stock to Class A common stock	Common Stock Common Stock, Class B	Common Stock Common Stock, Class B Conversion of convertible preferred stock and previously authorized Common Stock to Common Stock, Class B	Common Stock Common Stock, Class B Conversion of Class B common stock to Class A common stock	Additional Paid In Capital	Additional Paid In Capital Preferred shares, Series C	Additional Paid In Capital Preferred shares, Series C-1	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2018					55,245,840				92,097,360
Beginning balance at Dec. 31, 2018	$ 10,521				$ 0				$ 0							$ 45,523			$ (452)	$ (34,550)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of stock options (in shares)	1,947,760								9,402,120
Issuance of common stock for exercise of stock options	$ 353															353
Issuance of preferred stock or common stock (in shares)							6,511,400	52,407,360
Issuance of preferred stock or common stock			$ 31,163	$ 309,230													$ 31,163	$ 309,230
Repurchase of common stock (in shares)									(59,412,200)
Repurchase of common stock	(339,880)															(339,880)
Dividends paid	(10,000)															(10,000)
Stock compensation expense	117,898															117,898
Other comprehensive income	23																		23
Net loss	(124,323)																			(124,323)
Ending balance (in shares) at Dec. 31, 2019					114,164,600				42,087,280
Ending balance at Dec. 31, 2019	(5,015)				$ 0				$ 0							154,287			(429)	(158,873)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of stock options (in shares)									213,480
Issuance of common stock for exercise of stock options	135															135
Repurchase of common stock (in shares)									(136,880)
Repurchase of common stock	(849)															(849)
Stock compensation expense	2,037															2,037
Other comprehensive income	(1,498)																		(1,498)
Net loss	(932)																			(932)
Ending balance (in shares) at Jun. 30, 2020					114,164,600				42,163,880
Ending balance at Jun. 30, 2020	(6,122)				$ 0				$ 0							155,610			(1,927)	(159,805)
Beginning balance (in shares) at Dec. 31, 2019					114,164,600				42,087,280
Beginning balance at Dec. 31, 2019	$ (5,015)				$ 0				$ 0							154,287			(429)	(158,873)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of stock options (in shares)	328,600								328,600
Issuance of common stock for exercise of stock options	$ 220															220
Issuance of preferred stock or common stock (in shares)									731,760
Issuance of preferred stock or common stock	4,274															4,274
Repurchase of common stock (in shares)									(868,640)
Repurchase of common stock	(5,579)															(5,579)
Stock compensation expense	5,281															5,281
Other comprehensive income	90																		90
Net loss	(2,430)																			(2,430)
Ending balance (in shares) at Dec. 31, 2020					114,164,600				42,279,000		0		0
Ending balance at Dec. 31, 2020	$ (3,159)				$ 0				$ 0		$ 0		$ 0			158,483			(339)	(161,303)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of stock options (in shares)	864,657								274,720				589,937
Issuance of common stock for exercise of stock options	$ 952															952
Issuance of preferred stock or common stock (in shares)											10,425,000
Issuance of preferred stock or common stock	153,796															153,796
Issuance of common stock for the acquisition of MediaPro (in shares)									1,245,440
Issuance of common stock for the acquisition of MediaPro	24,675															24,675
Repurchase of common stock (in shares)									(97,600)
Repurchase of common stock	(181)															(181)
Conversion of stock to Common stock (in shares)						(114,164,600)				(43,701,560)		758,452		157,866,160	(758,452)
Conversion of stock to Common stock		$ 2												$ 2
Issuance of restricted stock units (in shares)											949,815
Taxes paid related to net share settlement of equity awards (in shares)											(423,865)
Taxes paid related to net share settlement of equity awards	(6,782)															(6,782)
Stock compensation expense	20,181															20,181
Other comprehensive income	85																		85
Net loss	(14,663)																			(14,663)
Ending balance (in shares) at Jun. 30, 2021					0				0		11,709,402		157,697,645
Ending balance at Jun. 30, 2021	$ 174,906				$ 0				$ 0		$ 0		$ 2			$ 351,124			$ (254)	$ (175,966)